Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of revenue - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of revenue [Line Items]
Net revenues	¥ 643,535	$ 93,304	¥ 1,027,988	¥ 846,298
Net loss	(317,115)	(45,977)	(1,832,247)	(396,494)
Net cash provided by/(used in) operating activities	(52,830)	(7,660)	72,702	8,435
Net cash (used in)/provided by investing activities	7,255	1,052	(40,811)	(41,915)
Net cash used in financing activities	¥ (32,603)	$ (4,727)	¥ (31,281)	¥ (34,223)